Expense by Nature (Tables)	12 Months Ended
Dec. 31, 2019
Expense by nature [abstract]
Expense by nature

	2017 RMB’000	2018 RMB’000	2019 RMB’000
Cost of raw material	42,075,096	56,601,977	57,101,961
Cost of trading products	23,531,983	26,392,366	21,566,364
Employee benefit expenses (Note 12)	2,752,996	2,888,572	3,147,372
Depreciation and amortization (Note 15, 17, 18)	1,834,129	1,807,613	1,736,790
Repairs and maintenance expenses	1,136,379	1,265,919	1,089,829
Change of goods in process and finished goods	(58,784)	(277,403)	446,779
Transportation costs	306,654	326,553	297,416
External processing fee	193,757	185,164	215,288
Sales commissions (Note 30)	116,616	139,954	125,641
Depreciation charge of right-of-use assets (Note 16)	—	—	101,998
Inventory write-down (Note 22)	60,461	86,003	70,178
Auditors’ remuneration - audit services	7,800	7,800	7,800
Leasing expenses	79,438	96,520	2,961
Impairment loss (Note 19)	118,245	82,652	486
Other expenses	778,777	771,401	1,107,017

Total cost of sales, selling and administrative expenses	72,933,547	90,375,091	87,017,880